Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the unaudited condensed balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed financial statements.
On May 2, 2023, the Company, Guardian Merger Subsidiary Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Avertix Medical, Inc. (f/k/a Angel Medical Systems, Inc.), a Delaware corporation (“Avertix”), and, solely with respect to Section 3.03(b) and Section 7.21 of the Business Combination Agreement (as defined below), the Sponsor, entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”), pursuant to which Merger Sub will merge with and into Avertix (the “Merger,” and together with the other transactions related thereto, the “Avertix Transactions”), with Avertix surviving the Merger as a direct wholly owned subsidiary of the Company.
Pursuant to the Business Combination Agreement, prior to (but no later than the day preceding) the closing of the Merger (the “Closing”) and following the exercise of their redemption right by Public Shareholders, the Company will domesticate as a Delaware corporation in accordance with the Delaware General Corporation Law and the Companies Act (as revised) of the Cayman Islands (the “Domestication”). Upon the effectiveness of the Domestication, the Company will change its name to “Avertix Medical, Inc.” (“New Avertix”).
Upon the effectiveness of the Domestication, (i) each then issued and outstanding Class A ordinary share of the Company will convert automatically into one (1) share of common stock, par value $
0.0001
per share, of New

Avertix (the “New Avertix Common Stock”), (ii) each then issued and outstanding Class B ordinary share of the Company will convert automatically into one (1) share of New Avertix Common Stock, (iii) each then issued and outstanding warrant of the Company exercisable to purchase one Class A ordinary share of the Company will convert automatically into one New Avertix warrant exercisable to purchase one share of New Avertix Common Stock and (iv) each unit consisting of one Class A ordinary share of the Company and one-half of one warrant of the Company will convert automatically into a unit consisting of one share of New Avertix Common Stock and one-half of one New Avertix warrant.
Upon the consummation of the Merger, (i) each share of Avertix common stock, par value $
0.001
per share (“Avertix Common Stock”), issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) will be canceled and converted into the right to receive (A) a number of shares of New Avertix Common Stock equal to the Exchange Ratio (as defined in the Business Combination Agreement) and (B) the holder of such Avertix Common Stock’s contingent right to receive such holder’s pro rata share of the Avertix Earnout Shares (as defined below) in accordance with the terms of the Business Combination Agreement, in each case, without interest, and (ii) each option to purchase shares of Avertix Common Stock (“Avertix Option”) that is outstanding and unexercised as of immediately prior to the Effective Time, whether then vested or unvested, will be assumed by New Avertix and converted into (A) an option to purchase a number of shares of New Avertix Common Stock (rounded down to the nearest whole share) (“Exchanged Option”) equal to (x) the number of shares of Avertix Common Stock subject to such Avertix Option immediately prior to the Effective Time, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (1) the exercise price per share of such Avertix Option immediately prior to the Effective Time, divided by (2) the Exchange Ratio and (B) the holder of such Avertix Option’s contingent right to receive such holder’s pro rata share of the Avertix Earnout Shares in accordance with the terms of the Business Combination Agreement.
Following the Closing, as additional consideration for the Avertix Transactions, eligible equityholders of Avertix will be entitled to receive their respective pro rata share of
2,970,000
shares of New Avertix Common Stock (the “Avertix Earnout Shares”) in two equal tranches, each contingent upon New Avertix’s achievement of the applicable stock price milestones (the “Triggering Events”) during the time period between the date of Closing and the seven (7)-year anniversary of the Closing (the “Earnout Period”); provided that, with respect to any holder of a unvested Exchanged Option, an award of restricted stock units for a number of Avertix Earnout Shares otherwise issuable to such holder and subject to the same vesting terms as the unvested Exchanged Option will be issued to such holder in lieu of any Avertix Earnout Shares.
At the Effective Time, a portion of the Sponsor’s Founder Shares, consisting of
1,150,000
Class B ordinary shares of the Company as of the date hereof (the “Sponsor Earnout Shares”), will become unvested and subject to vesting and forfeiture, and will thereafter become vested only upon the occurrence of the applicable Triggering Event in the same proportion as the issuance of Avertix Earnout Shares to eligible equityholders of Avertix upon the occurrence of such Triggering Event. The Sponsor Earnout Shares are subject to reduction in connection with certain additional financing permitted under the Business Combination Agreement, and will be forfeited if the applicable Triggering Events do not occur during the Earnout Period.
The obligations of Avertix and the Company to consummate the Avertix Transactions are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of various conditions, including, among other things: (i) the accuracy of the representations and warranties of the Company and Avertix, respectively; (ii) the performance by the Company and Avertix, respectively, of its covenants and agreements; (iii) the absence of any material adverse effect that is continuing with respect to Avertix during the period between the date of the Business Combination Agreement and the Effective Time or the earlier termination of the Business Combination Agreement, (iv) the approval of Avertix’s stockholders and the Company’s shareholders; (v) the effectiveness of a registration statement on Form S-4 to be filed with the SEC in connection with the Avertix Transactions (the “Avertix Registration Statement”) and the submission by the Company of the supplemental listing application to Nasdaq; (vi) the receipt of requisite government approvals; (vii) the Company having at least $
5,000,001
of net

tangible assets following the exercise of redemption rights provided to Public Shareholders in accordance with the organizational documents of the Company; and (viii) as a condition to Avertix’s obligations to consummate the Avertix Transactions, the total cash and cash equivalents of the Company at the Closing, after giving effect to redemptions by Public Shareholders, additional financing permitted under the Business Combination Agreement (including repayment of convertible notes issued to the Sponsor, if applicable) and payment of transaction expenses, being no less than $
40,000,000
.
The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including: (i) by mutual written consent of the Company and Avertix; (ii) subject to certain cure periods, by either the Company or Avertix, as applicable, if there has been a breach of any representation, warranty, covenant or other agreement made by the Company or Avertix, as applicable, that would result in the failure of related closing conditions; (iii) by either the Company or Avertix if the Effective Time does not occur prior to December 31, 2023, subject to certain exceptions; (iv) by either the Company or Avertix if the transaction is prohibited by a final, non-appealable law or a government order; (v) by either the Company or Avertix if requisite approval is not obtained from the Company’s shareholders at the extraordinary general meeting of the Company’s shareholders contemplated by the Business Combination Agreement; and (vi) by the Company if requisite approval is not obtained from Avertix’s stockholders within 2 business days after the Avertix Registration Statement becomes effective
.
The foregoing description of the Business Combination Agreement and the Avertix Transactions does not purport to be complete and is qualified in its entirety by the terms and conditions of the Business Combination Agreement, a copy of which is attached hereto as Exhibit 2.1 and incorporated herein by reference. The Business Combination Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The Business Combination Agreement has been attached to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Company, Avertix or any other party to the Business Combination Agreement. In particular, the representations, warranties, covenants and agreements contained in the Business Combination Agreement, which were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to the Business Combination Agreement, may be subject to limitations agreed upon by the contracting parties (including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the Business Combination Agreement instead of establishing these matters as facts) and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors and reports and documents filed with the SEC. Investors should not rely on the representations, warranties, covenants and agreements, or any descriptions thereof, as characterizations of the actual state of facts or condition of any party to the Business Combination Agreement. In addition, the representations, warranties, covenants and agreements and other terms of the Business Combination Agreement may be subject to subsequent waiver or modification. Moreover, information concerning the subject matter of the representations and warranties and other terms may change after the date of the Business Combination Agreement, which subsequent information may or may not be fully reflected in public disclosures by the Company.
A&R Registration Rights Agreement
At the Closing, the Company, the Sponsor, the executive officers and directors of the Company, and certain equityholders of Avertix will enter into an Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”) pursuant to which, among other things, the parties thereto will be granted customary registration rights with respect to shares of New Avertix Common Stock.

Lock-Up
Arrangements
The Sponsor, holders of Placement Units, and Avertix equityholders will be subject to lock-up
restrictions (the
“Lock-Up”)
contained in the proposed bylaws of New Avertix pursuant to which, without the prior written consent of New Avertix’s board of directors, during the period commencing on the date of the Closing and ending on the date that is the one-year
anniversary of the Closing, such parties will not (i) offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, such shares or other equity securities (the
“Lock-Up
Securities”) or (2) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the
Lock-Up
Securities, whether any such transaction described in clause (1) or (2) above is to be settled by delivery of New Avertix Common Stock; provided, however, (a) if at any time
151
days after the Closing, the closing share price of New Avertix Common Stock is greater than or equal to $
12.50
over any
20
trading days within any consecutive
30
trading day period (“Initial Price Target”), then
one-third
(1/3) of the
Lock-Up
Securities shall automatically be released from the
Lock-Up,
and (b) if at any time
151
days after the Closing, the closing share price of the New Avertix Common Stock is greater than or equal to $
15.00
over any
20
trading days within any consecutive
30
trading day period (“Second Price Target”), then an additional one-third
(1/3) of the
Lock-Up
Securities shall be released from the
Lock-Up.
For clarity, in the event that the Initial Price Target and/or the Second Price Target are not met, then the
Lock-up
Period shall terminate for all
Lock-up
Securities on the
one-year
anniversary of the Closing. The
lock-up
restrictions contain customary exceptions, including for estate planning transfers, affiliates transfers, certain open market transfers and transfers upon death or by will.
Pursuant to an amendment to that certain letter agreement by and between the Company, its officers and directors, and the Sponsor, dated December 2, 2021, to be entered into at the Closing (the “Letter Agreement Amendment”) and A&R Registration Rights Agreement, the lock-up restrictions for the Sponsor At-Risk Capital Lockup Shares, the Placement Shares and Placement Warrants (each as defined in the Letter Agreement Amendment) will lapse upon the six-month anniversary of the Closing, unless the Initial Price Target or Second Price Target are achieved before such date.
Stockholder Support Agreement
On May 2, 2023, the Company, Avertix, and certain affiliate stockholders of Avertix (“Key Avertix Holders”) entered into Stockholder Support Agreements (the “Stockholder Support Agreements”) pursuant to which the Key Avertix Holders agreed to, among other things, (i) waive any appraisal rights in connection with the Merger and (ii) consent to and vote in favor of the Business Combination Agreement and the Avertix Transactions.
Sponsor Support Agreement
On May 2, 2023, the Company, the Sponsor, and Avertix entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”) pursuant to which, among other things, the Sponsor has agreed to (i) vote all of its ordinary shares in favor of the proposals being presented at the extraordinary general meeting of the Company’s shareholders, (ii) waive the anti-dilution or similar protections with respect to the Sponsor’s Founder Shares, consisting of
5,750,000
Class B ordinary shares of the Company as of the date hereof, in connection with the consummation of the Avertix Transactions and (iii) not redeem any of its shares in connection with the vote to approve the Avertix Transactions
.

NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.